Prepayments and other current assets (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Prepayment and other current assets
Prepayments for products procurement	$ 478,804	$ 2,902,347
Prepayments for service procurement	24,496	210,863
Prepaid online platform promotion fees	751,753	644,564
Deposits	677,504	1,350,613
Value-added tax ("VAT") recoverable	3,045,005	2,761,299
Employee advances	98,440	13,676
Rental prepayments		278,364
Sales return assets	164,762	463,361
Others	282,089	575,151
Total	5,522,853	9,200,238
Provisions for bad debt expenses	$ 2,355,898	$ 0	$ 0